SCHEDULE OF CONDENSED BALANCE SHEET (Details) - Globis Acquisition Corp [Member] - USD ($)		9 Months Ended
	Dec. 15, 2020	Sep. 30, 2021
Restructuring Cost and Reserve [Line Items]
Proceeds from Issuance Initial Public Offering	$ 116,150,000	$ 115,000,000
Common Stock issuance costs	$ (216,841)	(2,516,841)
Temporary Equity, Accretion to Redemption Value		3,666,841
Temporary Equity, Carrying Amount, Period Increase (Decrease)		$ 116,150,000